Common Stock, Treasury Stock and Additional Paid-In Capital - Treasury stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 20, 2011 Treasury Stock	May 21, 2010 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	May 17, 2010 Treasury Stock
Number of shares repurchased						4,000	967,639
Aggregate repurchase price	$ 0	$ 19	$ 4,628		$ 24,680
Approved number of shares for repurchase				2,000,000				1,000,000
Repurchase program duration				12 months